Inventories	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Inventories

Note 10	Inventories
Inventories are stated at the lower of cost and net realizable value. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity) at standard costs. The variances between the actual costs and the standard costs are calculated monthly and allocated to the inventory, so there is no difference between actual and standard costs. Inventories exclude borrowing costs. Provisions for batches which fail to meet quality requirements and may not be sold (failed batches) are deducted from the value of inventories.

in € thousand	June 30, 2024	December 31, 2023
Raw materials	28,615	35,379
Work in progress	32,117	38,094
Finished goods	20,613	12,968
Purchased goods (third party products)	2,298	3,626
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	83,642	90,067
Less: write-down provision	(34,776)	(45,601)
INVENTORIES	48,867	44,466
As of June 30, 2024 the decrease in gross amounts of inventories before write-down is primarily related to the decrease in the inventory of raw materials and work in progress, partially offset by the increase in the finished goods IXCHIQ and DUKORAL.
The total write-down provision on inventory amounts to €34.8 million as of June 30, 2024 (December 31, 2023: €45.6 million).
The decrease in the write-down provision compared to prior year is mainly attributable to the scrapping of COVID VLA2001 following the suspension of manufacturing of the product in 2022. All raw material and work in progress related to COVID VLA2001 which could not be repurposed and used for other products was already written down during prior years.
Write-down provisions related to the inventory categories as follows:

in € thousand	June 30, 2024	December 31, 2023
Raw materials	22,217	28,158
Work in progress	10,151	15,177
Finished goods	1,696	1,524
Purchased goods (third party products)	712	743
TOTAL WRITE-DOWN PROVISION	34,776	45,601
As at June 30, 2024, €18.8 million of the write-down provisions were attributable to COVID VLA2001 (December 31, 2023: €31.2 million), of which €18.8 million related to the raw materials (December 31, 2023: €26.6 million).
As at June 30, 2024, the remaining write-down provision of €13.6 million in raw materials and work in progress relate to Valneva's commercialized vaccines IXIARO, DUKORAL and IXCHIQ (December 31, 2023: €12.2 million).
As at June 30, 2024, the write down provision for finished goods for Valneva's commercialized vaccines IXIARO and IXCHIQ based on sales expectations and limited shelf life of the products amounts to €1.7 million (December 31, 2023: €1.5 million).
A slight decrease in the provision for third party products was visible as at June 30, 2024 (December 31, 2023: €0.7 million).